Document And Entity Information	12 Months Ended
Mar. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	SILVERCORP METALS INC
Trading Symbol	SVM
Document Type	40-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	177,105,799
Amendment Flag	false
Entity Central Index Key	0001340677
Entity Current Reporting Status	Yes
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Auditor Name	Deloitte LLP
Auditor Location	Vancouver, Canada
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-34184
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	1041
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Suite 1750
Entity Address, Address Line Two	1066 West Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, Postal Zip Code	V6E 3X1
Entity Address, Country	CA
City Area Code	(604)
Local Phone Number	669-9397
Title of 12(b) Security	Common Shares, without par value
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Interactive Data Current	Yes
Auditor Firm ID	1208
Business Contact
Document Information Line Items
Entity Address, Address Line One	84 State Street
Entity Address, City or Town	Boston
Entity Address, Postal Zip Code	02109
City Area Code	617
Local Phone Number	227-9590
Contact Personnel Name	Corporation Service Company
Entity Address, State or Province	MA